CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,838,966	$ 388,937	¥ 1,554,583
Restricted cash	3,594	492	3,541
Short-term investments	362,195	49,621	1,586,005
Notes receivable	22,341	3,061	0
Accounts receivable, net (net of allowance of RMB 49,132 and RMB 54,972 as of December 31, 2023 and 2024, respectively)	765,027	104,808	524,818
Contract assets, net (net of allowance of RMB 122 and RMB 9,901 as of December 31, 2023 and 2024, respectively)	9,909	1,358	19,688
Amounts due from related parties	¥ 5,039	$ 690	¥ 5,015
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 482,137	$ 66,052	¥ 495,877
Prepayments and other current assets, net	193,448	26,502	208,082
Total current assets	4,682,656	641,521	4,397,609
Property and equipment, net	944,218	129,357	871,611
Intangible assets, net	76,554	10,488	78,730
Land-use rights, net	39,879	5,463	40,743
Long-term investments	31,798	4,356	31,811
Operating lease right-of-use assets	114,260	15,654	151,871
Other non-current assets	100,246	13,734	90,168
Total non-current assets	1,306,955	179,052	1,264,934
TOTAL ASSETS	5,989,611	820,573	5,662,543
Current liabilities:
Short-term borrowings	345,253	47,299	111,682
Notes payable	10,096	1,383	7,255
Accounts payable	345,011	47,266	269,439
Contract liabilities	32,994	4,520	79,925
Amounts due to related parties	¥ 335,253	$ 45,929	¥ 340,051
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued warranty liability	¥ 43,607	$ 5,974	¥ 28,425
Accrued expenses and other current liabilities	516,726	70,791	498,324
Total current liabilities	1,628,940	223,162	1,335,101
Operating lease liabilities	98,370	13,477	119,413
Long-term borrowings	269,438	36,913	285,898
Other non-current liabilities	61,132	8,375	59,813
Total non-current liabilities	428,940	58,765	465,124
TOTAL LIABILITIES	2,057,880	281,927	1,800,225
Commitments and contingencies (Note 26)
Shareholders' equity
Additional paid-in capital	7,577,113	1,038,060	7,423,862
Subscription receivables	(292,721)	(40,103)	(292,721)
Accumulated other comprehensive income	56,975	7,806	38,440
Accumulated deficit	(3,409,725)	(467,130)	(3,307,349)
Total Shareholders' equity	3,931,731	538,646	3,862,318
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,989,611	820,573	5,662,543
Class A
Shareholders' equity
Ordinary shares	19	3	19
Class B
Shareholders' equity
Ordinary shares	¥ 70	$ 10	¥ 67